Summary of Principal Accounting Policies (Details 1)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Accounting Policies [Abstract]
Exchange rate average period	RMB6.8590 to $1.00	RMB7.2830 to $1.00
Exchange rate at end of period	RMB7.1315 to $1.00	RMB7.2123 to $1.00